Parent-Only Financial Statements, Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
Cash, cash equivalents, and restricted cash		$ 173,287	$ 215,947	[1],[2]	$ 221,400	[2]	$ 239,520	[2]
Trading, at fair value (2)		69,989	57,624	[3]
Available-for-sale, at fair value (2)		269,912	276,407	[3]
Equity securities		55,148	62,497	[3]
Total assets	[4]	1,895,883	1,951,757
Liabilities and equity
Short-term borrowings		105,787	103,256		96,781
Accrued expenses and other liabilities		69,317	70,615
Long-term debt		229,044	225,020
Total liabilities	[5]	1,698,817	1,743,678
Stockholders’ equity		196,166	206,936
Total liabilities and equity		1,895,883	1,951,757
Parent Company [Member]
Assets
Cash, cash equivalents, and restricted cash		16,301	23,181	[6]	$ 36,660	[6]	$ 36,166	[6]
Trading, at fair value (2)		0	24	[7]
Available-for-sale, at fair value (2)		1	5	[7]
Investments in subsidiaries	[8]	202,695	206,367
Equity securities		2,164	2,414	[7]
Other assets (2)		4,639	4,731	[7]
Total assets		364,963	375,403
Liabilities and equity
Accrued expenses and other liabilities		6,986	7,902
Long-term debt		135,079	146,130
Indebtedness to nonbank subsidiaries		26,732	14,435
Total liabilities		168,797	168,467
Stockholders’ equity		196,166	206,936
Total liabilities and equity		364,963	375,403
Parent Company [Member] | Bank [Member]
Assets
Investments in subsidiaries		167,600	170,500
Parent Company [Member] | Nonbank [Member]
Assets
Loans to nonbank subsidiaries		139,163	138,681
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Cash, cash equivalents, and restricted cash		16,301	23,180	[9]
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash, cash equivalents, and restricted cash		$ 0	$ 1	[9]

[1]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[4]	(4)Our consolidated assets at December 31, 2018 and 2017, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $139 million and $116 million; Interest-bearing deposits with banks, $8 million and $371 million; Debt securities, $45 million and $0 million; Net loans, $13.6 billion and $12.5 billion; Derivative assets, $0 million and $0 million; Equity securities, $85 million and $306 million; Other assets, $221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.
[5]	$221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.(5)Our consolidated liabilities at December 31, 2018 and 2017, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $0 million and $5 million; Accrued expenses and other liabilities, $191 million and $132 million; Long-term debt, $816 million and $1.5 billion; and Total liabilities, $1.0 billion and $1.6 billion, respectively.
[6]	(2)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[7]	(2)Financial information for the prior period has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[8]	(3)The years ended December 31, 2018, and December 31, 2017, include indirect ownership of bank subsidiaries with equity of $167.6 billion and $170.5 billion, respectively.
[9]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.